UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating revenues
Interest income related parties – direct financing leases	$ 766	$ 946
Interest income other – sales-type, direct financing leases and leaseback assets	12,140	33,275
Service revenue related parties – direct financing leases	3,258	3,591
Profit sharing income - related parties	1,512	10,358
Profit sharing income - other	4,717	1,218
Time charter revenues - related parties	25,261	26,663
Time charter revenues - other	142,739	132,011
Bareboat charter revenues - other	9,202	6,437
Voyage charter revenues - other	24,437	23,775
Other operating income	1,858	2,087
Total operating revenues	225,890	240,361
Gain on sale of assets and termination of charters, net	0	2,250
Operating expenses
Vessel operating expenses - related parties	14,740	15,250
Vessel operating expenses - other	57,138	63,514
Depreciation	60,392	55,298
Vessel impairment charge	1,927	80,511
Administrative expenses - related parties	154	587
Administrative expenses - other	6,293	5,458
Total operating expenses	140,644	220,618
Net operating income	85,246	21,993
Non-operating income / (expense)
Interest income - related parties, long term loans to associated companies	4,063	7,064
Interest income - related parties, other	0	179
Interest income - other	271	1,043
Interest expense - other	(48,128)	(71,273)
(Loss)/gain on repurchase of bonds	(697)	1,081
Gain on settlement of related party loan notes	0	4,446
Gain/(loss) on investments in debt and equity securities	3,933	(18,236)
Dividend income - related parties	0	3,884
Other financial items, net	3,757	(31,583)
Net income/(loss) before equity in earnings of associated companies	48,445	(81,402)
Equity in earnings of associated companies	2,564	6,246
Net income/(loss)	$ 51,009	$ (75,156)
Per share information:
Basic earnings (loss) per share (in USD per share)	$ 0.43	$ (0.70)
Diluted earnings (loss) per share (in USD per share)	$ 0.43	$ (0.70)